UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2013


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

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        ANNUAL REPORT
        USAA TARGET RETIREMENT FUNDS
        DECEMBER 31, 2013

             TARGET RETIREMENT INCOME FUND

             TARGET RETIREMENT 2020 FUND

             TARGET RETIREMENT 2030 FUND

             TARGET RETIREMENT 2040 FUND

             TARGET RETIREMENT 2050 FUND

             TARGET RETIREMENT 2060 FUND

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

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PRESIDENT'S MESSAGE

"THE FORMAL ANNOUNCEMENT OF TAPERING
DURING DECEMBER PROPELLED U.S. STOCK               [PHOTO OF DANIEL S. McNAMARA]
MARKETS TO NEW ALL-TIME HIGHS."

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JANUARY 2014

In the final months of the reporting period, better-than-expected news about U.S. economic growth, employment, and the housing market fueled speculation that the Federal Reserve (the Fed) would soon announce the reduction -- or tapering -- of its quantitative easing (QE) asset purchases. (Through QE, the Fed has been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) In fact, during December 2013, the Fed said it would trim its asset purchases to $75 billion a month starting in January 2014.

U.S. stock markets reacted differently to the taper announcement in December than they did earlier in 2013. In May 2013, stocks retreated after Fed Chairman Ben Bernanke suggested the Fed might begin tapering its asset purchases. The formal announcement of tapering during December propelled U.S. stock markets to new all-time highs. In my view, the markets reacted differently because the U.S. economy appears to be gaining strength and the Fed reiterated its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%. Investors may like the Fed's promise of "low rates for longer" more than they dislike the tapering of the QE program. That being said, I expect the Fed to pause if tapering significantly disrupts the markets. For the reporting period as a whole, U.S. stocks were up. Though the increase was due in part to earnings growth, I believe it was driven primarily by multiple expansion, as investors paid more for stocks in response to the Fed's monetary policies and a limited number of attractive alternatives.

In the bond market, longer-term yields began to increase in May 2013 on expectations that tapering would begin sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Though the Fed did not announce the taper until December 2013, rates remained elevated in the longer end of the yield curve -- in five-year, 10-year, and 30-year maturities. (Meanwhile, yields on shorter-term maturities declined after the Fed repeated its commitment to ultra-low short-term rates in

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

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December.) Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments. It should be noted that not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more.

Looking ahead, I expect the U.S. economy to continue getting stronger, albeit slowly. Though the unemployment rate was near 7% at the end of the reporting period, I'm not sure the employment picture is as rosy as the number suggests. Meanwhile, a federal budget deal reached in December seems to have reduced the possibility of a government shutdown in 2014. (The reporting period had been dominated by partisan wrangling such as the fiscal cliff, the sequestration spending cuts, and the 16-day partial government shutdown.) In Europe, the debt crisis appears to have moderated, and geopolitical tensions in the Middle East, which had roiled the financial markets during 2013, have eased. Nevertheless, these challenges could reemerge in 2014.

Rest assured we will continue to monitor Fed policy, economic trends, geopolitical events, and other factors that could potentially affect your investments. In the meantime, I urge you to hold a diversified portfolio that is directly tied to your goals, risk tolerance, and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

On behalf of everyone at USAA Asset Management Company, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUNDS' OBJECTIVE                                                            1

MANAGERS' COMMENTARY                                                        2

INVESTMENT OVERVIEW                                                         7

FINANCIAL INFORMATION

    Distributions to Shareholders                                          25

    Report of Independent Registered
      Public Accounting Firm                                               26

    Portfolios of Investments                                              27

    Notes to Portfolios of Investments                                     39

    Financial Statements                                                   40

    Notes to Financial Statements                                          46

EXPENSE EXAMPLE                                                            69

TRUSTEES' AND OFFICERS' INFORMATION                                        72

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUNDS, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUNDS.

(C)2014, USAA. All rights reserved.

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

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FUNDS' OBJECTIVE

THE USAA TARGET RETIREMENT FUNDS PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH EACH FUND'S CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                           FUNDS' OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUNDS

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[PHOTO OF JOHN P. TOOHEY]                     [PHOTO OF WASIF A. LATIF]
     JOHN P. TOOHEY, CFA                           WASIF A. LATIF
     USAA Asset                                    USAA Asset
     Management Company                            Management Company

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o   HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM DURING THE
    REPORTING PERIOD?

    The Funds, which invest in a selection of USAA mutual funds, performed as expected in 2013 with returns in between those of the equity/alternative and fixed-income asset classes. The 12-month total returns for the S&P 500 Index and Barclay's U.S. Aggregate Bond Index, the benchmarks of the Funds, were 32.39% and -2.02%, respectively. The 12-month total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                               USAA FUND             LIPPER INDEX
USAA Target Retirement Income Fund                5.58%                  4.93%
USAA Target Retirement 2020 Fund                  9.16%                 13.10%
USAA Target Retirement 2030 Fund                 13.71%                 18.48%
USAA Target Retirement 2040 Fund                 17.37%                 21.23%
USAA Target Retirement 2050 Fund                 18.81%                 22.89%

    On July 12, 2013, we added the USAA Target Retirement 2060 Fund to the USAA Target Series. From that date through December 31, the Fund delivered a total return of 9.69% while the relevant Lipper index returned 10.42% for the same period.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

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2  | USAA TARGET RETIREMENT FUNDS

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    As is typically the case, the difference in the returns of the various
    Funds reflects their unique asset allocations: the further away the target retirement date, the higher each Fund's weighting in equities. We structure the Funds in this way since longer-term investors have a higher capacity to withstand short-term volatility and more time to benefit from the superior longer-term return potential of the stock market.

    During 2013, a higher weighting in our equity allocation versus our bond allocation translated to higher total returns given the returns of the Funds' underlying USAA equity funds. Since the Funds invest in USAA's underlying equity and bond funds, these Funds will perform based upon the behavior of the equities and bonds that they are invested in. That being said, the performance of the Funds were driven by domestic large-cap stocks, as gauged by the 32.39% gain for S&P 500(R) Index, which delivered their best returns since 1997. Small-cap stocks performed even better, rising a remarkable 38.82% based on the Russell 2000 Index. Investors were cheered by the backdrop of improving economic growth, steady corporate earnings, and the absence of the type of negative headlines that led to periodic volatility in the markets during the 2009-2012 interval. Perhaps most important, the U.S. Federal Reserve's (the Fed) continued policy of ultra-low interest rates prompted investors to move out of lower-risk assets and into equities.

    At the same time, the U.S. investment-grade bond market experienced poor performance. Investors reacted negatively to the prospect of the Fed "tapering" (or reducing) the bond-buying program known as quantitative easing, leading to a sell-off in intermediate- and long-term investment-grade bonds.

    As a result, the longer-dated USAA Target Retirement Funds -- which have a progressively higher weighting in equities -- generated higher total returns than those with a larger focus on bonds.

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                                          MANAGERS' COMMENTARY ON THE FUNDS |  3

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o   WHAT FACTORS HELPED THE FUNDS' PERFORMANCE DURING THE REPORTING PERIOD?

    The Funds' domestic equity allocation (in our equity funds) was the best-performing segment of the portfolios during 2013. The equity allocation is invested in funds that own large- and small-cap stocks, income-producing equities, and the growth, aggressive growth, and value styles. All six funds in this allocation produced a robust gain, led by the allocation to small-cap stocks. Smaller companies tend to have more of a domestic focus than their large-cap peers, which provided outsized exposure to the strengthening U.S. economy.

    Our allocation to the USAA International Fund finished the year in positive territory, although returns overseas couldn't keep pace with the hearty return of U.S. equities. Evidence that Europe is finally returning to positive economic growth, together with optimism that the Bank of Japan's aggressive monetary policy will help revive the nation's economy, provided a boost to the international markets.

o   WHAT FACTORS DETRACTED FROM THE FUNDS' PERFORMANCE?

    The primary drivers of the Funds' underperformance relative to the Lipper peer groups - particularly in the longer-dated portfolios -- were our modest allocations to the USAA Precious Metals and Minerals Fund and USAA Emerging Markets Fund.

    Our allocation to the USAA Precious Metals and Minerals Fund -- while small -- underperformed the broader markets by a substantial margin during 2013. However, one important aspect of this large performance gap is that valuations in the sector have become very compelling -- meaning that gold stocks currently offer a cheap hedge against the potential for inflation and other "tail risks" that may emerge in 2014 and beyond.

    Our allocation to the USAA Emerging Markets Fund also weighed on performance, as the MSCI Emerging Markets Index finished the year

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4  | USAA TARGET RETIREMENT FUNDS

================================================================================

    with a total return of -2.60%, well behind the returns of the developed markets. However, we continue to believe the emerging markets are an essential element of a diversified portfolio, and we find their valuations particularly compelling as we move into 2014.

    Our bond allocation was a drag on the Funds' results in the past year. However, the negative impact of the bond market's downturn was cushioned by the outperformance of the underlying funds in our bond portfolio. In general, these positive returns were driven by the underlying funds' below-average duration (interest-rate sensitivity) and emphasis on security selection within the corporate bond space. The performance of our bond allocation also was helped by our meaningful allocations to the USAA Short-Term Bond Fund, which held up well through the downturn, as well as the USAA High Income Fund. High-yield bonds performed very well during 2013 thanks to the environment of recovering economic growth, the low default rate, and investors' expanding appetite for risk.

o HOW WOULD YOU CHARACTERIZE YOUR OUTLOOK ON THE U.S. ECONOMY AND FINANCIAL MARKETS?

    We believe the economy is strengthening, albeit slowly, as evidenced by the improving housing market, rising corporate profits, and a lower unemployment rate. We forecast that real U.S. gross domestic product will grow faster in 2014 than the 1.7% growth rate currently estimated for 2013. The jobs picture has been particularly vexing, however, and our concern is that it may not be as strong as the headline number indicates. While the headline unemployment rate is falling, much of the decline can be explained by a falling participation rate. It's true that the economy is creating new jobs, but a large proportion of them are in lower-paying service industries. We believe more robust growth will require gains in value-added areas such as manufacturing.

    In this environment, we believe it will be a challenge for U.S. equities to perform as well in 2014 as they did last year. Year-over-year

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUNDS |  5

================================================================================

    earnings growth ebbed to the mid-single digits in 2013, well off the double-digit pace consistently seen since 2009. As a result, equities are trading at fairly rich valuations given the modest level of earnings growth and economic expansion. While we don't think the stock market is in "bubble" territory, we are watchful given stocks' strong returns in 2013.

    Thank you for your investment in the Funds.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

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6  | USAA TARGET RETIREMENT FUNDS

================================================================================

INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (Ticker Symbol: URINX)


--------------------------------------------------------------------------------
                                           12/31/13                   12/31/12
--------------------------------------------------------------------------------

Net Assets                             $359.5 Million             $335.0 Million
Net Asset Value Per Share                  $11.84                     $11.50


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                     5 Year                   Since Inception 7/31/08

   5.58%                      10.48%                            6.61%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/12*
--------------------------------------------------------------------------------

                                      0.68%


              (Including acquired fund fees and expenses of 0.62%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated July 12, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TARGET             BARCLAYS U.S.
                      S&P 500               RETIREMENT               AGGREGATE
                       INDEX               INCOME FUND              BOND INDEX
 7/31/2008           $10,000.00             $10,000.00               $10,000.00
 8/31/2008            10,144.65              10,000.00                10,094.91
 9/30/2008             9,240.68               9,580.62                 9,959.32
10/31/2008             7,688.73               8,617.54                 9,724.23
11/30/2008             7,137.03               8,416.90                10,040.76
12/31/2008             7,212.97               8,598.81                10,415.37
 1/31/2009             6,605.01               8,303.36                10,323.47
 2/28/2009             5,901.73               7,997.71                10,284.50
 3/31/2009             6,418.69               8,347.98                10,427.47
 4/30/2009             7,033.02               8,768.46                10,477.33
 5/31/2009             7,426.40               9,301.74                10,553.32
 6/30/2009             7,441.13               9,397.12                10,613.35
 7/31/2009             8,003.95               9,852.49                10,784.54
 8/31/2009             8,292.93              10,090.52                10,896.20
 9/30/2009             8,602.38              10,395.82                11,010.66
10/31/2009             8,442.58              10,427.13                11,065.03
11/30/2009             8,948.99              10,677.64                11,208.28
12/31/2009             9,121.85              10,752.00                11,033.08
 1/31/2010             8,793.70              10,773.15                11,201.62
 2/28/2010             9,066.10              10,889.44                11,243.45
 3/31/2010             9,613.20              11,150.65                11,229.63
 4/30/2010             9,764.97              11,299.60                11,346.52
 5/31/2010             8,985.23              11,001.69                11,442.00
 6/30/2010             8,514.87              10,949.60                11,621.43
 7/31/2010             9,111.44              11,282.06                11,745.42
 8/31/2010             8,700.12              11,239.16                11,896.55
 9/30/2010             9,476.55              11,658.40                11,909.23
10/31/2010             9,837.13              11,852.89                11,951.63
11/30/2010             9,838.39              11,809.67                11,882.94
12/31/2010            10,495.91              12,004.53                11,754.80
 1/31/2011            10,744.67              12,070.13                11,768.48
 2/28/2011            11,112.78              12,223.19                11,797.92
 3/31/2011            11,117.20              12,293.52                11,804.44
 4/30/2011            11,446.44              12,557.66                11,954.28
 5/31/2011            11,316.87              12,568.67                12,110.29
 6/30/2011            11,128.23              12,470.03                12,074.83
 7/31/2011            10,901.94              12,492.18                12,266.44
 8/31/2011            10,309.72              12,237.46                12,445.65
 9/30/2011             9,584.96              11,838.36                12,536.18
10/31/2011            10,632.53              12,295.83                12,549.65
11/30/2011            10,609.03              12,240.04                12,538.76
12/31/2011            10,717.55              12,240.64                12,676.57
 1/31/2012            11,197.87              12,591.02                12,787.88
 2/29/2012            11,682.08              12,783.16                12,784.95
 3/31/2012            12,066.53              12,806.95                12,714.90
 4/30/2012            11,990.79              12,806.95                12,855.86
 5/31/2012            11,270.14              12,500.40                12,972.18
 6/30/2012            11,734.49              12,686.14                12,977.27
 7/31/2012            11,897.47              12,811.86                13,156.26
 8/31/2012            12,165.44              12,994.72                13,164.86
 9/30/2012            12,479.81              13,224.59                13,182.98
10/31/2012            12,249.38              13,247.59                13,208.91
11/30/2012            12,320.44              13,293.59                13,229.75
12/31/2012            12,432.74              13,401.94                13,210.92
 1/31/2013            13,076.69              13,530.13                13,118.52
 2/28/2013            13,254.21              13,565.10                13,184.27
 3/31/2013            13,751.28              13,679.35                13,194.80
 4/30/2013            14,016.22              13,749.56                13,328.31
 5/31/2013            14,344.09              13,702.76                13,090.51
 6/30/2013            14,151.46              13,374.93                12,888.02
 7/31/2013            14,871.55              13,645.73                12,905.64
 8/31/2013            14,440.85              13,516.22                12,839.67
 9/30/2013            14,893.70              13,770.69                12,961.22
10/31/2013            15,578.33              13,995.66                13,066.01
11/30/2013            16,053.07              14,078.55                13,017.09
12/31/2013            16,459.47              14,150.14                12,943.53

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

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8  | USAA TARGET RETIREMENT FUNDS

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USAA TARGET RETIREMENT 2020 FUND (Ticker Symbol: URTNX)


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                                           12/31/13                   12/31/12
--------------------------------------------------------------------------------

Net Assets                             $632.6 Million             $558.8 Million
Net Asset Value Per Share                  $12.63                     $12.00

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                     5 Year                   Since Inception 7/31/08

   9.16%                      12.12%                            7.86%

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                          EXPENSE RATIO AS OF 12/31/12*
--------------------------------------------------------------------------------

                                      0.72%


              (Including acquired fund fees and expenses of 0.68%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated July 12, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TARGET             BARCLAYS U.S.
                      S&P 500               RETIREMENT               AGGREGATE
                       INDEX                2020 FUND               BOND INDEX
 7/31/2008           $10,000.00             $10,000.00               $10,000.00
 8/31/2008            10,144.65              10,000.00                10,094.91
 9/30/2008             9,240.68               9,490.00                 9,959.32
10/31/2008             7,688.73               8,360.00                 9,724.23
11/30/2008             7,137.03               8,210.00                10,040.76
12/31/2008             7,212.97               8,505.09                10,415.37
 1/31/2009             6,605.01               8,077.29                10,323.47
 2/28/2009             5,901.73               7,618.93                10,284.50
 3/31/2009             6,418.69               8,067.10                10,427.47
 4/30/2009             7,033.02               8,637.50                10,477.33
 5/31/2009             7,426.40               9,228.27                10,553.32
 6/30/2009             7,441.13               9,309.76                10,613.35
 7/31/2009             8,003.95               9,849.60                10,784.54
 8/31/2009             8,292.93              10,094.06                10,896.20
 9/30/2009             8,602.38              10,470.93                11,010.66
10/31/2009             8,442.58              10,470.93                11,065.03
11/30/2009             8,948.99              10,776.50                11,208.28
12/31/2009             9,121.85              10,896.68                11,033.08
 1/31/2010             8,793.70              10,844.19                11,201.62
 2/28/2010             9,066.10              10,991.16                11,243.45
 3/31/2010             9,613.20              11,337.59                11,229.63
 4/30/2010             9,764.97              11,516.05                11,346.52
 5/31/2010             8,985.23              11,075.14                11,442.00
 6/30/2010             8,514.87              10,970.17                11,621.43
 7/31/2010             9,111.44              11,379.58                11,745.42
 8/31/2010             8,700.12              11,274.60                11,896.55
 9/30/2010             9,476.55              11,820.48                11,909.23
10/31/2010             9,837.13              12,072.43                11,951.63
11/30/2010             9,838.39              12,019.94                11,882.94
12/31/2010            10,495.91              12,343.67                11,754.80
 1/31/2011            10,744.67              12,419.27                11,768.48
 2/28/2011            11,112.78              12,624.46                11,797.92
 3/31/2011            11,117.20              12,710.85                11,804.44
 4/30/2011            11,446.44              13,034.83                11,954.28
 5/31/2011            11,316.87              12,991.64                12,110.29
 6/30/2011            11,128.23              12,872.84                12,074.83
 7/31/2011            10,901.94              12,851.24                12,266.44
 8/31/2011            10,309.72              12,440.87                12,445.65
 9/30/2011             9,584.96              11,836.10                12,536.18
10/31/2011            10,632.53              12,516.46                12,549.65
11/30/2011            10,609.03              12,419.27                12,538.76
12/31/2011            10,717.55              12,407.50                12,676.57
 1/31/2012            11,197.87              12,853.81                12,787.88
 2/29/2012            11,682.08              13,121.60                12,784.95
 3/31/2012            12,066.53              13,177.39                12,714.90
 4/30/2012            11,990.79              13,155.07                12,855.86
 5/31/2012            11,270.14              12,697.60                12,972.18
 6/30/2012            11,734.49              12,954.23                12,977.27
 7/31/2012            11,897.47              13,076.97                13,156.26
 8/31/2012            12,165.44              13,288.97                13,164.86
 9/30/2012            12,479.81              13,579.07                13,182.98
10/31/2012            12,249.38              13,567.91                13,208.91
11/30/2012            12,320.44              13,646.02                13,229.75
12/31/2012            12,432.74              13,804.38                13,210.92
 1/31/2013            13,076.69              14,022.95                13,118.52
 2/28/2013            13,254.21              14,068.96                13,184.27
 3/31/2013            13,751.28              14,218.51                13,194.80
 4/30/2013            14,016.22              14,322.04                13,328.31
 5/31/2013            14,344.09              14,322.04                13,090.51
 6/30/2013            14,151.46              13,988.43                12,888.02
 7/31/2013            14,871.55              14,356.55                12,905.64
 8/31/2013            14,440.85              14,172.49                12,839.67
 9/30/2013            14,893.70              14,529.10                12,961.22
10/31/2013            15,578.33              14,839.70                13,066.01
11/30/2013            16,053.07              14,954.74                13,017.09
12/31/2013            16,459.47              15,068.77                12,943.53

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND (Ticker Symbol: URTRX)


--------------------------------------------------------------------------------
                                           12/31/13                   12/31/12
--------------------------------------------------------------------------------

Net Assets                             $1,074.1 Million           $884.2 Million
Net Asset Value Per Share                    $13.13                   $12.03


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                     5 Year                   Since Inception 7/31/08

   13.71%                     14.07%                            8.34%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/12*
--------------------------------------------------------------------------------

                                      0.79%


              (Including acquired fund fees and expenses of 0.75%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated July 12, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TARGET             BARCLAYS U.S.
                      S&P 500               RETIREMENT               AGGREGATE
                       INDEX                2030 FUND               BOND INDEX
 7/31/2008           $10,000.00             $10,000.00               $10,000.00
 8/31/2008            10,144.65               9,990.00                10,094.91
 9/30/2008             9,240.68               9,250.00                 9,959.32
10/31/2008             7,688.73               7,970.00                 9,724.23
11/30/2008             7,137.03               7,690.00                10,040.76
12/31/2008             7,212.97               7,993.85                10,415.37
 1/31/2009             6,605.01               7,555.97                10,323.47
 2/28/2009             5,901.73               7,097.72                10,284.50
 3/31/2009             6,418.69               7,525.42                10,427.47
 4/30/2009             7,033.02               8,105.86                10,477.33
 5/31/2009             7,426.40               8,696.49                10,553.32
 6/30/2009             7,441.13               8,757.59                10,613.35
 7/31/2009             8,003.95               9,348.22                10,784.54
 8/31/2009             8,292.93               9,612.98                10,896.20
 9/30/2009             8,602.38              10,030.50                11,010.66
10/31/2009             8,442.58               9,969.40                11,065.03
11/30/2009             8,948.99              10,335.99                11,208.28
12/31/2009             9,121.85              10,526.60                11,033.08
 1/31/2010             8,793.70              10,349.42                11,201.62
 2/28/2010             9,066.10              10,526.60                11,243.45
 3/31/2010             9,613.20              10,995.61                11,229.63
 4/30/2010             9,764.97              11,172.79                11,346.52
 5/31/2010             8,985.23              10,557.87                11,442.00
 6/30/2010             8,514.87              10,370.27                11,621.43
 7/31/2010             9,111.44              10,891.39                11,745.42
 8/31/2010             8,700.12              10,682.94                11,896.55
 9/30/2010             9,476.55              11,422.93                11,909.23
10/31/2010             9,837.13              11,735.60                11,951.63
11/30/2010             9,838.39              11,673.06                11,882.94
12/31/2010            10,495.91              12,141.60                11,754.80
 1/31/2011            10,744.67              12,216.35                11,768.48
 2/28/2011            11,112.78              12,472.64                11,797.92
 3/31/2011            11,117.20              12,579.43                11,804.44
 4/30/2011            11,446.44              12,995.89                11,954.28
 5/31/2011            11,316.87              12,878.43                12,110.29
 6/30/2011            11,128.23              12,728.93                12,074.83
 7/31/2011            10,901.94              12,643.50                12,266.44
 8/31/2011            10,309.72              12,077.53                12,445.65
 9/30/2011             9,584.96              11,265.95                12,536.18
10/31/2011            10,632.53              12,152.28                12,549.65
11/30/2011            10,609.03              12,034.82                12,538.76
12/31/2011            10,717.55              12,000.42                12,676.57
 1/31/2012            11,197.87              12,549.39                12,787.88
 2/29/2012            11,682.08              12,911.70                12,784.95
 3/31/2012            12,066.53              13,010.52                12,714.90
 4/30/2012            11,990.79              12,933.66                12,855.86
 5/31/2012            11,270.14              12,274.90                12,972.18
 6/30/2012            11,734.49              12,626.24                12,977.27
 7/31/2012            11,897.47              12,736.03                13,156.26
 8/31/2012            12,165.44              12,988.56                13,164.86
 9/30/2012            12,479.81              13,317.94                13,182.98
10/31/2012            12,249.38              13,263.04                13,208.91
11/30/2012            12,320.44              13,361.86                13,229.75
12/31/2012            12,432.74              13,579.66                13,210.92
 1/31/2013            13,076.69              13,918.30                13,118.52
 2/28/2013            13,254.21              13,952.17                13,184.27
 3/31/2013            13,751.28              14,144.06                13,194.80
 4/30/2013            14,016.22              14,256.95                13,328.31
 5/31/2013            14,344.09              14,324.68                13,090.51
 6/30/2013            14,151.46              13,974.74                12,888.02
 7/31/2013            14,871.55              14,471.42                12,905.64
 8/31/2013            14,440.85              14,223.08                12,839.67
 9/30/2013            14,893.70              14,697.18                12,961.22
10/31/2013            15,578.33              15,103.55                13,066.01
11/30/2013            16,053.07              15,272.88                13,017.09
12/31/2013            16,459.47              15,442.03                12,943.53

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (Ticker Symbol: URFRX)


--------------------------------------------------------------------------------
                                           12/31/13                   12/31/12
--------------------------------------------------------------------------------

Net Assets                             $1,101.7 Million           $872.2 Million
Net Asset Value Per Share                    $12.99                   $11.59


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                     5 Year                   Since Inception 7/31/08

   17.37%                     14.83%                            7.72%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/12*
--------------------------------------------------------------------------------

                                      0.84%


              (Including acquired fund fees and expenses of 0.80%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated July 12, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TARGET             BARCLAYS U.S.
                      S&P 500               RETIREMENT               AGGREGATE
                       INDEX                2040 FUND               BOND INDEX
 7/31/2008           $10,000.00             $10,000.00               $10,000.00
 8/31/2008            10,144.65               9,990.00                10,094.91
 9/30/2008             9,240.68               9,110.00                 9,959.32
10/31/2008             7,688.73               7,610.00                 9,724.23
11/30/2008             7,137.03               7,160.00                10,040.76
12/31/2008             7,212.97               7,494.90                10,415.37
 1/31/2009             6,605.01               7,016.93                10,323.47
 2/28/2009             5,901.73               6,508.46                10,284.50
 3/31/2009             6,418.69               6,966.09                10,427.47
 4/30/2009             7,033.02               7,545.75                10,477.33
 5/31/2009             7,426.40               8,115.24                10,553.32
 6/30/2009             7,441.13               8,115.24                10,613.35
 7/31/2009             8,003.95               8,755.91                10,784.54
 8/31/2009             8,292.93               8,999.98                10,896.20
 9/30/2009             8,602.38               9,437.27                11,010.66
10/31/2009             8,442.58               9,294.89                11,065.03
11/30/2009             8,948.99               9,722.01                11,208.28
12/31/2009             9,121.85               9,946.22                11,033.08
 1/31/2010             8,793.70               9,656.12                11,201.62
 2/28/2010             9,066.10               9,863.34                11,243.45
 3/31/2010             9,613.20              10,402.09                11,229.63
 4/30/2010             9,764.97              10,567.86                11,346.52
 5/31/2010             8,985.23               9,821.89                11,442.00
 6/30/2010             8,514.87               9,552.52                11,621.43
 7/31/2010             9,111.44              10,143.07                11,745.42
 8/31/2010             8,700.12               9,832.25                11,896.55
 9/30/2010             9,476.55              10,702.55                11,909.23
10/31/2010             9,837.13              11,054.81                11,951.63
11/30/2010             9,838.39              10,982.29                11,882.94
12/31/2010            10,495.91              11,596.80                11,754.80
 1/31/2011            10,744.67              11,638.94                11,768.48
 2/28/2011            11,112.78              11,944.39                11,797.92
 3/31/2011            11,117.20              12,060.25                11,804.44
 4/30/2011            11,446.44              12,523.70                11,954.28
 5/31/2011            11,316.87              12,344.64                12,110.29
 6/30/2011            11,128.23              12,165.58                12,074.83
 7/31/2011            10,901.94              11,997.06                12,266.44
 8/31/2011            10,309.72              11,291.35                12,445.65
 9/30/2011             9,584.96              10,343.38                12,536.18
10/31/2011            10,632.53              11,365.08                12,549.65
11/30/2011            10,609.03              11,238.68                12,538.76
12/31/2011            10,717.55              11,162.02                12,676.57
 1/31/2012            11,197.87              11,764.21                12,787.88
 2/29/2012            11,682.08              12,172.84                12,784.95
 3/31/2012            12,066.53              12,301.88                12,714.90
 4/30/2012            11,990.79              12,183.60                12,855.86
 5/31/2012            11,270.14              11,387.84                12,972.18
 6/30/2012            11,734.49              11,774.97                12,977.27
 7/31/2012            11,897.47              11,850.24                13,156.26
 8/31/2012            12,165.44              12,119.08                13,164.86
 9/30/2012            12,479.81              12,473.94                13,182.98
10/31/2012            12,249.38              12,366.40                13,208.91
11/30/2012            12,320.44              12,484.69                13,229.75
12/31/2012            12,432.74              12,749.61                13,210.92
 1/31/2013            13,076.69              13,156.63                13,118.52
 2/28/2013            13,254.21              13,189.64                13,184.27
 3/31/2013            13,751.28              13,409.65                13,194.80
 4/30/2013            14,016.22              13,530.65                13,328.31
 5/31/2013            14,344.09              13,651.66                13,090.51
 6/30/2013            14,151.46              13,299.64                12,888.02
 7/31/2013            14,871.55              13,871.67                12,905.64
 8/31/2013            14,440.85              13,596.65                12,839.67
 9/30/2013            14,893.70              14,135.68                12,961.22
10/31/2013            15,578.33              14,575.70                13,066.01
11/30/2013            16,053.07              14,762.71                13,017.09
12/31/2013            16,459.47              14,963.92                12,943.53

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND (Ticker Symbol: URFFX)


--------------------------------------------------------------------------------
                                           12/31/13                   12/31/12
--------------------------------------------------------------------------------

Net Assets                             $541.5 Million             $401.0 Million
Net Asset Value Per Share                  $12.86                     $11.25


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                     5 Year                   Since Inception 7/31/08

   18.81%                     14.77%                            6.81%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/12*
--------------------------------------------------------------------------------

                                      0.88%


              (Including acquired fund fees and expenses of 0.82%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated July 12, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TARGET             BARCLAYS U.S.
                      S&P 500               RETIREMENT               AGGREGATE
                       INDEX                2050 FUND               BOND INDEX
 7/31/2008           $10,000.00             $10,000.00               $10,000.00
 8/31/2008            10,144.65               9,960.00                10,094.91
 9/30/2008             9,240.68               8,970.00                 9,959.32
10/31/2008             7,688.73               7,330.00                 9,724.23
11/30/2008             7,137.03               6,810.00                10,040.76
12/31/2008             7,212.97               7,180.05                10,415.37
 1/31/2009             6,605.01               6,611.33                10,323.47
 2/28/2009             5,901.73               6,042.61                10,284.50
 3/31/2009             6,418.69               6,550.40                10,427.47
 4/30/2009             7,033.02               7,129.27                10,477.33
 5/31/2009             7,426.40               7,677.67                10,553.32
 6/30/2009             7,441.13               7,616.74                10,613.35
 7/31/2009             8,003.95               8,276.86                10,784.54
 8/31/2009             8,292.93               8,510.44                10,896.20
 9/30/2009             8,602.38               8,936.98                11,010.66
10/31/2009             8,442.58               8,733.86                11,065.03
11/30/2009             8,948.99               9,211.18                11,208.28
12/31/2009             9,121.85               9,466.36                11,033.08
 1/31/2010             8,793.70               9,065.51                11,201.62
 2/28/2010             9,066.10               9,301.91                11,243.45
 3/31/2010             9,613.20               9,877.50                11,229.63
 4/30/2010             9,764.97              10,021.39                11,346.52
 5/31/2010             8,985.23               9,209.40                11,442.00
 6/30/2010             8,514.87               8,880.50                11,621.43
 7/31/2010             9,111.44               9,507.48                11,745.42
 8/31/2010             8,700.12               9,137.46                11,896.55
 9/30/2010             9,476.55              10,083.06                11,909.23
10/31/2010             9,837.13              10,442.81                11,951.63
11/30/2010             9,838.39              10,381.14                11,882.94
12/31/2010            10,495.91              11,047.20                11,754.80
 1/31/2011            10,744.67              11,078.32                11,768.48
 2/28/2011            11,112.78              11,379.13                11,797.92
 3/31/2011            11,117.20              11,503.61                11,804.44
 4/30/2011            11,446.44              11,980.77                11,954.28
 5/31/2011            11,316.87              11,762.93                12,110.29
 6/30/2011            11,128.23              11,576.22                12,074.83
 7/31/2011            10,901.94              11,368.76                12,266.44
 8/31/2011            10,309.72              10,621.91                12,445.65
 9/30/2011             9,584.96               9,646.85                12,536.18
10/31/2011            10,632.53              10,715.27                12,549.65
11/30/2011            10,609.03              10,580.42                12,538.76
12/31/2011            10,717.55              10,465.04                12,676.57
 1/31/2012            11,197.87              11,095.46                12,787.88
 2/29/2012            11,682.08              11,536.76                12,784.95
 3/31/2012            12,066.53              11,694.37                12,714.90
 4/30/2012            11,990.79              11,536.76                12,855.86
 5/31/2012            11,270.14              10,633.15                12,972.18
 6/30/2012            11,734.49              11,063.94                12,977.27
 7/31/2012            11,897.47              11,105.97                13,156.26
 8/31/2012            12,165.44              11,379.15                13,164.86
 9/30/2012            12,479.81              11,757.41                13,182.98
10/31/2012            12,249.38              11,641.83                13,208.91
11/30/2012            12,320.44              11,767.92                13,229.75
12/31/2012            12,432.74              12,031.81                13,210.92
 1/31/2013            13,076.69              12,438.22                13,118.52
 2/28/2013            13,254.21              12,470.30                13,184.27
 3/31/2013            13,751.28              12,684.20                13,194.80
 4/30/2013            14,016.22              12,801.84                13,328.31
 5/31/2013            14,344.09              12,930.18                13,090.51
 6/30/2013            14,151.46              12,587.94                12,888.02
 7/31/2013            14,871.55              13,154.78                12,905.64
 8/31/2013            14,440.85              12,876.71                12,839.67
 9/30/2013            14,893.70              13,443.54                12,961.22
10/31/2013            15,578.33              13,882.03                13,066.01
11/30/2013            16,053.07              14,085.24                13,017.09
12/31/2013            16,459.47              14,295.56                12,943.53

                                   [END CHART]

                 Data since Fund inception 7/31/08 to 12/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND* (Ticker Symbol: URSIX)


--------------------------------------------------------------------------------
                                                                      12/31/13
--------------------------------------------------------------------------------

Net Assets                                                        $11.8 Million
Net Asset Value Per Share                                            $10.85


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/13
--------------------------------------------------------------------------------
                            Since Inception 7/12/13**

                                       9.69%


--------------------------------------------------------------------------------
                                EXPENSE RATIOS***
--------------------------------------------------------------------------------

   Before Reimbursement      1.11%             After Reimbursement      0.93%


              (Including acquired fund fees and expenses of 0.83%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The USAA Target Retirement 2060 Fund commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratios are reported in the Fund's prospectus dated July 12, 2013, and are based on estimated expenses for the current fiscal year. USAA Asset Management Company (the Manager) has agreed, through July 12, 2014, to make payments or waive management, administration, and other fees to limit the expenses of the 2060 Fund Shares so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the 2060 Fund Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after July 12, 2014. These estimated expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TARGET             BARCLAYS U.S.
                      S&P 500               RETIREMENT               AGGREGATE
                       INDEX                2060 FUND               BOND INDEX
 7/31/2013           $10,000.00             $10,060.00               $10,000.00
 8/31/2013             9,710.38               9,830.00                 9,948.88
 9/30/2013            10,014.90              10,290.00                10,043.07
10/31/2013            10,475.26              10,640.00                10,124.27
11/30/2013            10,794.48              10,800.00                10,086.36
12/31/2013            11,067.76              10,969.48                10,029.36

                                   [END CHART]

                 Data since Fund inception 7/31/13 to 12/31/13.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2060 Fund to the benchmarks listed above (see page 8 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

*The performance of the S&P 500 Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2013, while the Fund's inception date is July 12, 2013. There may be a slight variation of performance numbers because of this difference.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o TARGET RETIREMENT INCOME FUND o

                         ASSET ALLOCATION AS OF 12/31/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA Fund:
Aggressive Growth ...................................................    1.2%
Emerging Markets ....................................................    3.3%
Flexible Income .....................................................    3.5%
Growth ..............................................................    2.0%
Income Stock ........................................................    4.5%
International .......................................................    9.6%
Precious Metals and Minerals ........................................    0.4%
Real Return .........................................................    4.6%
S&P 500 Index .......................................................    2.5%
Small Cap Stock .....................................................    3.4%
Total Return Strategy ...............................................    1.6%
Value ...............................................................    2.6%
  TOTAL EQUITY & ALTERNATIVE ........................................   39.2%
High Income .........................................................    5.5%
Income ..............................................................   10.8%
Intermediate-Term Bond ..............................................   16.1%
Short-Term Bond .....................................................   21.7%
  TOTAL FIXED-INCOME ................................................   54.1%
Ultra Short-Term Bond ...............................................    5.1%
  TOTAL ULTRA SHORT .................................................    5.1%
Cash:
MONEY MARKET INSTRUMENTS ............................................    1.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                         ASSET ALLOCATION AS OF 12/31/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA Fund:
Aggressive Growth ...................................................    1.9%
Emerging Markets ....................................................    5.0%
Flexible Income .....................................................    3.1%
Growth ..............................................................    2.9%
Income Stock ........................................................    6.6%
International .......................................................   14.5%
Precious Metals and Minerals ........................................    0.8%
Real Return .........................................................    4.0%
S&P 500 Index .......................................................    3.9%
Small Cap Stock .....................................................    4.9%
Total Return Strategy ...............................................    1.8%
Value ...............................................................    3.9%
  TOTAL EQUITY & ALTERNATIVE ........................................   53.3%
High Income .........................................................    5.8%
Income ..............................................................   10.0%
Intermediate-Term Bond ..............................................   15.8%
Short-Term Bond .....................................................   11.2%
  TOTAL FIXED-INCOME ................................................   42.8%
Ultra Short-Term Bond ...............................................    2.2%
  TOTAL ULTRA SHORT .................................................    2.2%
Cash:
MONEY MARKET INSTRUMENTS ............................................    1.6%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                         ASSET ALLOCATION AS OF 12/31/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA Fund:
Aggressive Growth ...................................................    2.9%
Emerging Markets ....................................................    7.3%
Flexible Income .....................................................    2.4%
Growth ..............................................................    4.2%
Income Stock ........................................................    9.7%
International .......................................................   20.6%
Precious Metals and Minerals ........................................    1.0%
Real Return .........................................................    3.4%
S&P 500 Index .......................................................    5.7%
Small Cap Stock .....................................................    7.3%
Total Return Strategy ...............................................    2.1%
Value ...............................................................    5.7%
  TOTAL EQUITY & ALTERNATIVE ........................................   72.3%
High Income .........................................................    4.8%
Income ..............................................................    6.9%
Intermediate-Term Bond ..............................................   11.2%
Short-Term Bond .....................................................    2.2%
  TOTAL FIXED-INCOME ................................................   25.1%
Ultra Short-Term Bond ...............................................    0.6%
  TOTAL ULTRA SHORT .................................................    0.6%
Cash:
MONEY MARKET INSTRUMENTS ............................................    2.1%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  21

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                         ASSET ALLOCATION AS OF 12/31/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA Fund:
Aggressive Growth ...................................................    3.6%
Emerging Markets ....................................................    8.8%
Flexible Income .....................................................    2.1%
Growth ..............................................................    5.0%
Income Stock ........................................................   11.6%
International .......................................................   24.7%
Precious Metals and Minerals ........................................    1.3%
Real Return .........................................................    2.9%
S&P 500 Index .......................................................    6.8%
Small Cap Stock .....................................................    8.9%
Total Return Strategy ...............................................    2.2%
Value ...............................................................    7.3%
  TOTAL EQUITY & ALTERNATIVE ........................................   85.2%
High Income .........................................................    2.5%
Income ..............................................................    3.6%
Intermediate-Term Bond ..............................................    6.0%
Short-Term Bond .....................................................    0.2%
  TOTAL FIXED-INCOME ................................................   12.3%
Ultra Short-Term Bond ...............................................    0.6%
  TOTAL ULTRA SHORT .................................................    0.6%
Cash:
MONEY MARKET INSTRUMENTS ............................................    2.0%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                         ASSET ALLOCATION AS OF 12/31/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA Fund:
Aggressive Growth ...................................................    3.8%
Emerging Markets ....................................................   10.0%
Flexible Income .....................................................    1.9%
Growth ..............................................................    5.7%
Income Stock ........................................................   13.1%
International .......................................................   27.9%
Precious Metals and Minerals ........................................    1.6%
Real Return .........................................................    2.8%
S&P 500 Index .......................................................    7.5%
Small Cap Stock .....................................................   10.0%
Total Return Strategy ...............................................    2.8%
Value ...............................................................    7.5%
  TOTAL EQUITY & ALTERNATIVE ........................................   94.6%
High Income .........................................................    0.7%
Income ..............................................................    0.9%
Intermediate-Term Bond ..............................................    1.2%
  TOTAL FIXED-INCOME ................................................    2.8%
Ultra Short-Term Bond ...............................................    0.7%
  TOTAL ULTRA SHORT .................................................    0.7%
Cash:
MONEY MARKET INSTRUMENTS ............................................    1.9%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  23

================================================================================

                         o TARGET RETIREMENT 2060 FUND o

                         ASSET ALLOCATION AS OF 12/31/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA Fund:
Aggressive Growth ...................................................    3.8%
Emerging Markets ....................................................   10.5%
Flexible Income .....................................................    1.3%
Growth ..............................................................    5.7%
Income Stock ........................................................   13.6%
International .......................................................   29.9%
Precious Metals and Minerals ........................................    1.4%
Real Return .........................................................    2.1%
S&P 500 Index .......................................................    7.6%
Small Cap Stock .....................................................    9.6%
Total Return Strategy ...............................................    2.1%
Value ...............................................................    7.6%
  TOTAL EQUITY & ALTERNATIVE ........................................   95.2%
Ultra Short.Term Bond ...............................................    0.7%
  TOTAL ULTRA SHORT .................................................    0.7%
Cash:
MONEY MARKET INSTRUMENTS ............................................    4.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

With respect to distributions paid, the applicable Regulated Investment Company Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year ended December 31, 2013:

                    DIVIDEND           QUALIFIED
                    RECEIVED           DIVIDEND                                                  INTEREST-
                    DEDUCTION           INCOME            LONG-TERM       FOREIGN    FOREIGN      RELATED
                   (CORPORATE       (NON-CORPORATE      CAPITAL GAIN       TAXES      SOURCE     DIVIDEND
FUND            SHAREHOLDERS)(1)   SHAREHOLDERS)(1)   DISTRIBUTIONS(2)    PAID(3)    INCOME(3)    INCOME
----------------------------------------------------------------------------------------------------------
Target Income         12.39%             29.24%         $ 1,246,000      $ 74,000   $  418,000    $ 5,000
Target 2020          100.00%            100.00%           5,423,000       195,000    1,093,000      9,000
Target 2030           18.85%             29.18%          16,420,000       471,000    2,646,000     17,000
Target 2040           46.34%             33.13%          25,386,000       580,000    3,250,000     18,000
Target 2050           30.55%             48.68%          10,222,000       324,000    1,812,000     10,000
Target 2060           28.95%             65.81%                   -(4)      7,000       39,000          -(4)

(1) Presented as a percentage of net investment income and short-term capital gain distributions paid if any.
(2) Pursuant to Section 852 of the Internal Revenue Code.
(3) The Fund has elected under Section 853 of the Internal Revenue Code to pass through the credit for taxes paid in foreign countries.
(4) Rounds to less than $500.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  25

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, USAA Target Retirement 2050 Fund, and USAA Target Retirement 2060 Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, the USAA Target Retirement 2050 Fund, and the USAA Target Retirement 2060 Fund (six of the portfolios constituting the USAA Mutual Funds Trust) (the "Funds") as of December 31, 2013, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Target Retirement Income Fund, the USAA Target Retirement 2020 Fund, the USAA Target Retirement 2030 Fund, the USAA Target Retirement 2040 Fund, the USAA Target Retirement 2050 Fund, and the USAA Target Retirement 2060 Fund at December 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 18, 2014

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
December 31, 2013

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (39.2%)
   110,302   USAA Aggressive Growth Fund                                                $  4,446
   681,781   USAA Emerging Markets Fund                                                   11,870
 1,252,876   USAA Flexible Income Fund                                                    12,516
   307,996   USAA Growth Fund                                                              6,982
   947,564   USAA Income Stock Fund                                                       16,222
 1,139,379   USAA International Fund                                                      34,660
   113,689   USAA Precious Metals and Minerals Fund                                        1,487
 1,603,794   USAA Real Return Fund                                                        16,407
   344,179   USAA S&P 500 Index Fund                                                       9,083
   636,657   USAA Small Cap Stock Fund*                                                   12,122
   658,994   USAA Total Return Strategy Fund                                               5,898
   472,299   USAA Value Fund                                                               9,196
                                                                                        --------
             Total Equity & Alternative Mutual Funds (cost: $108,701)                    140,889
                                                                                        --------

             FIXED-INCOME MUTUAL FUNDS (54.1%)
 2,276,838   USAA High Income Fund                                                        19,786
 2,988,049   USAA Income Fund                                                             38,665
 5,431,431   USAA Intermediate-Term Bond Fund                                             58,008
 8,500,590   USAA Short-Term Bond Fund                                                    78,120
                                                                                        --------
             Total Fixed-Income Mutual Funds (cost: $185,709)                            194,579
                                                                                        --------

             ULTRA-SHORT MUTUAL FUNDS (5.1%)
 1,797,605   USAA Ultra Short-Term Bond Fund (cost: $18,132)                              18,174
                                                                                        --------

             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
 5,160,365   State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $5,160)       5,160
                                                                                        --------

             TOTAL INVESTMENTS (COST: $317,702)                                         $358,802
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds          $140,889                  $-             $-        $140,889
Fixed-Income Mutual Funds                   194,579                   -              -         194,579
Ultra-Short Mutual Funds                     18,174                   -              -          18,174
Money Market Instruments:
  Money Market Funds                          5,160                   -              -           5,160
------------------------------------------------------------------------------------------------------
Total                                      $358,802                  $-             $-        $358,802
------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
December 31, 2013

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (53.3%)
   301,027   USAA Aggressive Growth Fund                                                $ 12,134
 1,838,393   USAA Emerging Markets Fund                                                   32,006
 1,963,708   USAA Flexible Income Fund                                                    19,617
   798,969   USAA Growth Fund                                                             18,113
 2,446,671   USAA Income Stock Fund                                                       41,887
 3,010,630   USAA International Fund                                                      91,583
   368,562   USAA Precious Metals and Minerals Fund                                        4,821
 2,490,592   USAA Real Return Fund                                                        25,479
   926,133   USAA S&P 500 Index Fund                                                      24,441
 1,618,680   USAA Small Cap Stock Fund*                                                   30,820
 1,299,347   USAA Total Return Strategy Fund                                              11,629
 1,256,962   USAA Value Fund                                                              24,473
                                                                                        --------
             Total Equity & Alternative Mutual Funds (cost: $256,121)                    337,003
                                                                                        --------

             FIXED-INCOME MUTUAL FUNDS (42.8%)
 4,228,567   USAA High Income Fund                                                        36,746
 4,903,073   USAA Income Fund                                                             63,446
 9,367,365   USAA Intermediate-Term Bond Fund                                            100,044
 7,695,072   USAA Short-Term Bond Fund                                                    70,718
                                                                                        --------
             Total Fixed-Income Mutual Funds (cost: $251,434)                            270,954
                                                                                        --------

             ULTRA-SHORT MUTUAL FUNDS (2.2%)
 1,333,261   USAA Ultra Short-Term Bond Fund (cost: $13,449)                              13,479
                                                                                        --------

             MONEY MARKET INSTRUMENTS (1.6%)

             MONEY MARKET FUNDS (1.6%)
10,529,743   State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $10,530)     10,530
                                                                                        --------

             TOTAL INVESTMENTS (COST: $531,534)                                         $631,966
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds          $337,003                  $-             $-        $337,003
Fixed-Income Mutual Funds                   270,954                   -              -         270,954
Ultra-Short Mutual Funds                     13,479                   -              -          13,479
Money Market Instruments:
  Money Market Funds                         10,530                   -              -          10,530
------------------------------------------------------------------------------------------------------
Total                                      $631,966                  $-             $-        $631,966
------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
December 31, 2013

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (72.3%)
   771,648   USAA Aggressive Growth Fund                                              $   31,105
 4,529,619   USAA Emerging Markets Fund                                                   78,861
 2,640,874   USAA Flexible Income Fund                                                    26,382
 2,003,077   USAA Growth Fund                                                             45,410
 6,062,944   USAA Income Stock Fund                                                      103,798
 7,267,665   USAA International Fund                                                     221,082
   824,584   USAA Precious Metals and Minerals Fund                                       10,785
 3,576,336   USAA Real Return Fund                                                        36,586
 2,309,233   USAA S&P 500 Index Fund                                                      60,941
 4,150,840   USAA Small Cap Stock Fund*                                                   79,032
 2,486,651   USAA Total Return Strategy Fund                                              22,255
 3,147,678   USAA Value Fund                                                              61,285
                                                                                      ----------
             Total Equity & Alternative Mutual Funds (cost: $594,017)                    777,522
                                                                                      ----------

             FIXED-INCOME MUTUAL FUNDS (25.1%)
 5,898,699   USAA High Income Fund                                                        51,260
 5,739,004   USAA Income Fund                                                             74,263
11,252,751   USAA Intermediate-Term Bond Fund                                            120,179
 2,602,491   USAA Short-Term Bond Fund                                                    23,917
                                                                                      ----------
             Total Fixed-Income Mutual Funds (cost: $247,880)                            269,619
                                                                                      ----------

             ULTRA-SHORT MUTUAL FUNDS (0.6%)
   623,027   USAA Ultra Short-Term Bond Fund (cost: $6,286)                                6,299
                                                                                      ----------

             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
21,973,854   State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $21,974)     21,974
                                                                                      ----------

             TOTAL INVESTMENTS (COST: $870,157)                                       $1,075,414
                                                                                      ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds        $  777,522                  $-             $-      $  777,522
Fixed-Income Mutual Funds                   269,619                   -              -         269,619
Ultra-Short Mutual Funds                      6,299                   -              -           6,299
Money Market Instruments:
  Money Market Funds                         21,974                   -              -          21,974
------------------------------------------------------------------------------------------------------
Total                                    $1,075,414                  $-             $-      $1,075,414
------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
December 31, 2013

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (85.2%)
   995,895   USAA Aggressive Growth Fund                                              $   40,145
 5,575,371   USAA Emerging Markets Fund                                                   97,067
 2,294,072   USAA Flexible Income Fund                                                    22,918
 2,436,782   USAA Growth Fund                                                             55,242
 7,460,025   USAA Income Stock Fund                                                      127,716
 8,928,387   USAA International Fund                                                     271,602
 1,109,357   USAA Precious Metals and Minerals Fund                                       14,510
 3,159,431   USAA Real Return Fund                                                        32,321
 2,815,582   USAA S&P 500 Index Fund                                                      74,303
 5,154,330   USAA Small Cap Stock Fund*                                                   98,138
 2,749,263   USAA Total Return Strategy Fund                                              24,606
 4,101,533   USAA Value Fund                                                              79,857
                                                                                      ----------
             Total Equity & Alternative Mutual Funds (cost: $712,490)                    938,425
                                                                                      ----------

             FIXED-INCOME MUTUAL FUNDS (12.3%)
 3,189,829   USAA High Income Fund                                                        27,720
 3,085,030   USAA Income Fund                                                             39,920
 6,213,044   USAA Intermediate-Term Bond Fund                                             66,355
   195,607   USAA Short-Term Bond Fund                                                     1,798
                                                                                      ----------
             Total Fixed-Income Mutual Funds (cost: $127,998)                            135,793
                                                                                      ----------

             ULTRA-SHORT MUTUAL FUNDS (0.6%)
   682,933   USAA Ultra Short-Term Bond Fund (cost: $6,888)                                6,904
                                                                                      ----------

             MONEY MARKET INSTRUMENTS (2.0%)

             MONEY MARKET FUNDS (2.0%)
21,314,097   State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $21,314)     21,314
                                                                                      ----------

             TOTAL INVESTMENTS (COST: $868,690)                                       $1,102,436
                                                                                      ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds        $  938,425                  $-             $-      $  938,425
Fixed-Income Mutual Funds                   135,793                   -              -         135,793
Ultra-Short Mutual Funds                      6,904                   -              -           6,904
Money Market Instruments:
  Money Market Funds                         21,314                   -              -          21,314
------------------------------------------------------------------------------------------------------
Total                                    $1,102,436                  $-             $-      $1,102,436
------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
December 31, 2013

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (94.6%)
   506,506   USAA Aggressive Growth Fund                                                $ 20,417
 3,098,545   USAA Emerging Markets Fund                                                   53,946
 1,049,754   USAA Flexible Income Fund                                                    10,487
 1,365,670   USAA Growth Fund                                                             30,960
 4,132,784   USAA Income Stock Fund                                                       70,753
 4,965,482   USAA International Fund                                                     151,050
   652,917   USAA Precious Metals and Minerals Fund                                        8,540
 1,497,190   USAA Real Return Fund                                                        15,316
 1,530,804   USAA S&P 500 Index Fund                                                      40,398
 2,852,134   USAA Small Cap Stock Fund*                                                   54,305
 1,730,735   USAA Total Return Strategy Fund                                              15,490
 2,099,681   USAA Value Fund                                                              40,881
                                                                                        --------
             Total Equity & Alternative Mutual Funds (cost: $394,322)                    512,543
                                                                                        --------

             FIXED-INCOME MUTUAL FUNDS (2.8%)
   438,567   USAA High Income Fund                                                         3,811
   374,707   USAA Income Fund                                                              4,849
   630,250   USAA Intermediate-Term Bond Fund                                              6,731
                                                                                        --------
             Total Fixed-Income Mutual Funds (cost: $15,649)                              15,391
                                                                                        --------

             ULTRA-SHORT MUTUAL FUNDS (0.7%)
   349,504   USAA Ultra Short-Term Bond Fund (cost: $3,526)                                3,533
                                                                                        --------

             MONEY MARKET INSTRUMENTS (1.9%)

             MONEY MARKET FUNDS (1.9%)
 9,953,735   State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $9,954)       9,954
                                                                                        --------

             TOTAL INVESTMENTS (COST: $423,451)                                         $541,421
                                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds          $512,543                  $-             $-        $512,543
Fixed-Income Mutual Funds                    15,391                   -              -          15,391
Ultra-Short Mutual Funds                      3,533                   -              -           3,533
Money Market Instruments:
  Money Market Funds                          9,954                   -              -           9,954
------------------------------------------------------------------------------------------------------
Total                                      $541,421                  $-             $-        $541,421
------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND
December 31, 2013

------------------------------------------------------------------------------------------------
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (95.2%)
    10,988   USAA Aggressive Growth Fund                                                 $   443
    71,220   USAA Emerging Markets Fund                                                    1,240
    15,962   USAA Flexible Income Fund                                                       159
    29,617   USAA Growth Fund                                                                671
    93,907   USAA Income Stock Fund                                                        1,608
   115,660   USAA International Fund                                                       3,518
    12,321   USAA Precious Metals and Minerals Fund                                          161
    23,919   USAA Real Return Fund                                                           245
    34,039   USAA S&P 500 Index Fund                                                         898
    59,303   USAA Small Cap Stock Fund*                                                    1,129
    27,381   USAA Total Return Strategy Fund                                                 245
    46,199   USAA Value Fund                                                                 900
                                                                                         -------
             Total Equity & Alternative Mutual Funds (cost: $10,690)                      11,217
                                                                                         -------

             ULTRA-SHORT MUTUAL FUNDS (0.7%)
     7,898   USAA Ultra Short-Term Bond Fund (cost: $80)                                      80
                                                                                         -------

             MONEY MARKET INSTRUMENTS (4.4%)

             MONEY MARKET FUNDS (4.4%)
   514,593   State Street Institutional Liquid Reserve Fund, 0.06%(a) (cost: $515)           515
                                                                                         -------

             TOTAL INVESTMENTS (COST: $11,285)                                           $11,812
                                                                                         =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds           $11,217                  $-             $-         $11,217
Ultra-Short Mutual Funds                         80                   -              -              80
Money Market Instruments:
  Money Market Funds                            515                   -              -             515
------------------------------------------------------------------------------------------------------
Total                                       $11,812                  $-             $-         $11,812
------------------------------------------------------------------------------------------------------

For the period of July 12, 2013, through December 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

December 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Asset Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at December 31, 2013.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2013

                                                              USAA TARGET RETIREMENT
------------------------------------------------------------------------------------
                                                                         INCOME FUND
------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated underlying funds, at value (cost of $312,542,
      $521,004, $848,183, $847,376, $413,497, and $10,770, respectively)    $353,642
   Investments in other securities, at value (cost of $5,160,
      $10,530, $21,974, $21,314, $9,954, and $515, respectively)               5,160
   Receivables:
      Capital shares sold                                                        602
      USAA Asset Management Company (Note 5C)                                      -
      USAA Transfer Agency Company (Note 5D)                                       -
      Dividends from affiliated underlying funds                                 362
      Interest                                                                     1
      Securities sold                                                            500
                                                                            --------
         Total assets                                                        360,267
                                                                            --------
LIABILITIES
   Payables:
      Securities purchased                                                       365
      Capital shares redeemed                                                    373
   Other accrued expenses and payables                                            41
                                                                            --------
         Total liabilities                                                       779
                                                                            --------
            Net assets applicable to capital shares outstanding             $359,488
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $319,665
   Accumulated undistributed (overdistribution of) net investment income       2,001
   Accumulated net realized gain (loss) on investments                        (3,278)
   Net unrealized appreciation of investments                                 41,100
                                                                            --------
            Net assets applicable to capital shares outstanding             $359,488
                                                                            ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                30,370
                                                                            ========
   Net asset value, redemption price, and offering price per share          $  11.84
                                                                            ========

See accompanying notes to financial statements.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

                             USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
2020 FUND         2030 FUND         2040 FUND        2050 FUND         2060 FUND
--------------------------------------------------------------------------------

 $621,436        $1,053,440        $1,081,122         $531,467           $11,297

   10,530            21,974            21,314            9,954               515

      607             1,245             1,280              685               104
        -                 -                 -                -                27
        1                 -                 2                -                 -
      503               490               254               31                 -
        -                 2                 1                1                 -
      250             1,250             2,250                -                 -
--------------------------------------------------------------------------------
  633,327         1,078,401         1,106,223          542,138            11,943
--------------------------------------------------------------------------------

      509             3,498             3,759              345               139
      210               697               747              291                 -
       44                57                54               50                27
--------------------------------------------------------------------------------
      763             4,252             4,560              686               166
--------------------------------------------------------------------------------
 $632,564        $1,074,149        $1,101,663         $541,452           $11,777
--------------------------------------------------------------------------------

 $534,614        $  867,199        $  864,544         $422,603           $11,119
        6                14                 5               (1)                -
   (2,488)            1,679             3,368              880               131
  100,432           205,257           233,746          117,970               527
--------------------------------------------------------------------------------
 $632,564        $1,074,149        $1,101,663         $541,452           $11,777
================================================================================

   50,089            81,786            84,784           42,088             1,086
================================================================================
 $  12.63        $    13.13        $    12.99         $  12.86           $ 10.85
================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2013

                                                          USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
                                                                     INCOME FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income distributions from affiliated underlying funds                 $ 9,704
   Interest                                                                    5
                                                                         -------
         Total income                                                      9,709
                                                                         -------
EXPENSES
   Custody and accounting fees                                                35
   Postage                                                                    13
   Shareholder reporting fees                                                 10
   Trustees' fees                                                             14
   Registration fees                                                          35
   Professional fees                                                          64
   Other                                                                       9
                                                                         -------
         Total expenses                                                      180
                                                                         -------
   Expenses reimbursed                                                         -
                                                                         -------
         Net expenses                                                        180
                                                                         -------
NET INVESTMENT INCOME                                                      9,529
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on sales of affiliated underlying funds       (2,090)
   Net realized gain on capital gain distributions from affiliated
      underlying funds                                                     1,830
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                          9,568
                                                                         -------
         Net realized and unrealized gain                                  9,308
                                                                         -------
   Increase in net assets resulting from operations                      $18,837
                                                                         =======

* Fund commenced operations on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

                             USAA TARGET RETIREMENT
--------------------------------------------------------------------------------
2020 FUND         2030 FUND         2040 FUND        2050 FUND        2060 FUND*
--------------------------------------------------------------------------------

  $16,483          $ 24,041          $ 20,917          $ 8,843             $129
        9                17                19               10                -
  -----------------------------------------------------------------------------
   16,492            24,058            20,936            8,853              129
  -----------------------------------------------------------------------------

       36                40                41               36               15
       20                45                56               33                1
       15                34                40               24                1
       14                14                14               14                6
       48                48                47               41               17
       70                81                81               67               23
       11                13                14                9                1
  -----------------------------------------------------------------------------
      214               275               293              224               64
  -----------------------------------------------------------------------------
        -                 -                 -                -              (60)
  -----------------------------------------------------------------------------
      214               275               293              224                4
  -----------------------------------------------------------------------------
   16,278            23,783            20,643            8,629              125
  -----------------------------------------------------------------------------

    2,375             9,865            17,641            5,812                -

    4,493            10,428            12,569            6,493              131

   29,424            82,446           107,787           61,201              527
  -----------------------------------------------------------------------------
   36,292           102,739           137,997           73,506              658
  -----------------------------------------------------------------------------
  $52,570          $126,522          $158,640          $82,135             $783
  =============================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years and Period ended December 31,

                                                                             USAA TARGET RETIREMENT
                                                                             ----------------------
                                                                                  INCOME FUND
                                                                             ----------------------
                                                                               2013            2012
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                     $  9,529      $  8,918
   Net realized gain (loss) on sales of affiliated underlying funds            (2,090)       (1,389)
   Net realized gain on capital gain distributions from
      affiliated underlying funds                                               1,830         1,982
   Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                               9,568        17,174
                                                                             ----------------------
      Increase in net assets resulting from operations                         18,837        26,685
                                                                             ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                       (7,608)       (8,863)
   Net realized gains                                                          (1,247)         (867)
                                                                             ----------------------
   Distributions to shareholders                                               (8,855)       (9,730)
                                                                             ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                   95,445       125,407
   Reinvested dividends                                                         8,742         9,626
   Cost of shares redeemed                                                    (89,700)      (74,316)
                                                                             ----------------------
      Increase in net assets from capital share transactions                   14,487        60,717
                                                                             ----------------------
   Capital contribution from USAA Transfer Agency Company (Note 5D)                 -             -
                                                                             ----------------------
   Net increase in net assets                                                  24,469        77,672
NET ASSETS
   Beginning of year                                                          335,019       257,347
                                                                             ----------------------
   End of year                                                               $359,488      $335,019
                                                                             ======================
Accumulated undistributed (overdistribution of) net investment income:
   End of year                                                               $  2,001      $     80
                                                                             ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                  8,181        11,120
   Shares issued for dividends reinvested                                         752           848
   Shares redeemed                                                             (7,704)       (6,596)
                                                                             ----------------------
      Increase in shares outstanding                                            1,229         5,372
                                                                             ======================

* Fund commenced operations on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                       USAA TARGET RETIREMENT
-------------------------------------------------------------------------------------------------------
        2020 FUND                2030 FUND               2040 FUND             2050 FUND      2060 FUND*
-------------------------------------------------------------------------------------------------------
     2013        2012         2013       2012         2013       2012       2013       2012      2013
-------------------------------------------------------------------------------------------------------
$  16,278   $  15,223   $   23,783   $ 20,680   $   20,643   $ 16,388   $  8,629   $  5,200   $   125
    2,375      (1,968)       9,865       (978)      17,641     (2,006)     5,812     (1,078)        -

    4,493       4,539       10,428      9,595       12,569     11,452      6,493      5,578       131

   29,424      36,516       82,446     68,659      107,787     76,940     61,201     38,157       527
-------------------------------------------------------------------------------------------------------
   52,570      54,310      126,522     97,956      158,640    102,774     82,135     47,857       783
-------------------------------------------------------------------------------------------------------

  (16,526)    (15,000)     (23,844)   (20,630)     (20,748)   (16,300)    (8,653)    (5,220)     (125)
   (6,141)     (1,787)     (19,195)    (3,468)     (28,586)    (3,175)   (11,661)    (1,757)        -
-------------------------------------------------------------------------------------------------------
  (22,667)    (16,787)     (43,039)   (24,098)     (49,334)   (19,475)   (20,314)    (6,977)     (125)
-------------------------------------------------------------------------------------------------------

  139,638     147,040      227,251    220,467      227,224    223,327    138,772    120,436    11,570
   22,620      16,759       43,020     24,091       49,321     19,474     20,308      6,975        66
 (118,419)   (106,164)    (163,797)  (139,528)    (156,373)  (135,976)   (80,407)   (64,803)     (517)
-------------------------------------------------------------------------------------------------------
   43,839      57,635      106,474    105,030      120,172    106,825     78,673     62,608    11,119
-------------------------------------------------------------------------------------------------------
        1           3            -          6            2          2          -          -         -
-------------------------------------------------------------------------------------------------------
   73,743      95,161      189,957    178,894      229,480    190,126    140,494    103,488    11,777

  558,821     463,660      884,192    705,298      872,183    682,057    400,958    297,470         -
-------------------------------------------------------------------------------------------------------
$ 632,564   $ 558,821   $1,074,149   $884,192   $1,101,663   $872,183   $541,452   $400,958   $11,777
=======================================================================================================

$       6   $     254   $       14   $     75   $        5   $    110   $     (1)  $     19   $     -
=======================================================================================================

   11,220      12,488       17,908     18,827       18,306     19,949     11,464     11,141     1,129
    1,788       1,399        3,275      2,008        3,808      1,688      1,588        624         6
   (9,503)     (8,990)     (12,892)   (11,896)     (12,570)   (12,134)    (6,616)    (5,991)      (49)
-------------------------------------------------------------------------------------------------------
    3,505       4,897        8,291      8,939        9,544      9,503      6,436      5,774     1,086
=======================================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this annual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation. The Target 2060 Fund commenced operations on July 12, 2013.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA Mutual Funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

    establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

        from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETF's, are valued at their NAV at the end of each business day.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended December 31, 2013, custodian and other bank credits reduced the Funds' expenses by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended December 31, 2013 (and for the period from July 12, 2013 to December 31, 2013, for the Target 2060 Fund), the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA funds are as follows:

                      TARGET   TARGET   TARGET   TARGET   TARGET   TARGET
                      INCOME    2020     2030     2040     2050     2060
---------------------------------------------------------------------------
Fees paid              $2        $3       $6       $6       $3       -*
% of total fees        0.6%     1.0%     1.6%     1.6%     0.8%      -*

*Represents less than $500 or 0.1%

The Funds had no borrowings under this agreement during the year ended December 31, 2013 (and for the period from July 12, 2013, to December 31, 2013, for the Target 2060 Fund).

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

During the current fiscal year, for Target 2050 Fund, permanent differences between book-basis and tax-basis accounting for distributions adjustments resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $4,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the period ended December 31, 2013 and 2012, was as follows (in thousands):

                               TARGET        TARGET        TARGET        TARGET        TARGET       TARGET
                               INCOME         2020          2030          2040          2050        2060(2)
-----------------------------------------------------------------------------------------------------------
Year ended December 31, 2013
----------------------------
Ordinary income*               $7,609       $17,244       $26,619       $23,948       $10,092        $125
Long-term realized
  capital gains                 1,246         5,423        16,420        25,386        10,222           -(1)
-----------------------------------------------------------------------------------------------------------
Total distributions
  paid                         $8,855       $22,667       $43,039       $49,334       $20,314        $125
-----------------------------------------------------------------------------------------------------------
Year ended December 31, 2012
----------------------------
Ordinary income*               $8,863       $15,006       $20,847       $16,300       $ 5,220        $  -
Long-term realized
  capital gains                   867         1,781         3,251         3,175         1,757           -
-----------------------------------------------------------------------------------------------------------
Total distributions
  paid                         $9,730       $16,787       $24,098       $19,475       $ 6,977        $  -
-----------------------------------------------------------------------------------------------------------

(1) Rounds to less than $500.
(2) Fund commenced operations on July 12, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

As of December 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                               TARGET        TARGET        TARGET         TARGET         TARGET        TARGET
                               INCOME         2020          2030           2040           2050          2060
-------------------------------------------------------------------------------------------------------------
Undistributed
  ordinary income*            $ 2,000       $    79       $    133       $     44       $     61        $  -
Accumulated capital
  and other losses               (407)            -              -              -              -           -
Undistributed
  long-term capital
  gains                             -         4,483         10,415         12,811          6,427         131
Unrealized
  appreciation of
  investments                  38,230        93,392        196,402        224,264        112,362         527

* Includes short-term realized capital gains, if any, which are taxable as ordinary income.

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and distributions adjustments. These differences apply to all Target Retirement Funds except Target 2060.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes.

The Funds are permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Funds had no pre-enactment capital loss carryforwards and only Target Income Fund had post-enactment capital loss carryforwards of $407,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

For the year ended December 31, 2013, the Fund did not incur any income tax, interest, or penalties and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2013 (and for the period from July 12, 2013, to December 31, 2013, for the Target 2060 Fund), were as follows (in thousands):

                            TARGET        TARGET        TARGET        TARGET        TARGET        TARGET
                            INCOME         2020          2030          2040          2050          2060
--------------------------------------------------------------------------------------------------------
Cost of purchases          $124,115      $153,714      $258,275      $258,137      $156,108      $10,771
Proceeds from
  sales/maturities          108,908       114,772       167,256       160,444        86,121            -

As of December 31, 2013, the cost of securities, for federal income tax purposes, was as follows (in thousands):

                            TARGET        TARGET        TARGET        TARGET        TARGET        TARGET
                            INCOME         2020          2030          2040          2050          2060
--------------------------------------------------------------------------------------------------------
Cost of securities         $320,572      $538,574      $879,012      $878,172      $429,059      $11,285

As of December 31, 2013, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                         TARGET        TARGET        TARGET        TARGET        TARGET        TARGET
                         INCOME         2020          2030          2040          2050          2060
-----------------------------------------------------------------------------------------------------
Unrealized
  appreciation          $39,022       $97,779       $208,221      $240,868      $119,944        $548
Unrealized
  depreciation              792         4,387         11,819        16,604         7,582          21
-----------------------------------------------------------------------------------------------------
Net                     $38,230       $93,392       $196,402      $224,264      $112,362        $527
-----------------------------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the year ended December 31, 2013 (and for the period from July 12, 2013 to December 31, 2013, for the Target 2060 Fund), were as follows (in thousands):

                           TARGET        TARGET        TARGET        TARGET        TARGET        TARGET
                           INCOME         2020          2030          2040          2050          2060
-------------------------------------------------------------------------------------------------------
Compliance and
  legal services            $10           $17           $28           $28           $13            -*

*Represents less than $500.

C. EXPENSE LIMITATION -- The Manager has agreed, through July 12, 2014, to limit the annual expenses of Target 2060 to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse Target 2060 for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through July 12, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period ended December 31, 2013, Target 2060 incurred reimbursable expenses of $60,000 of which $27,000 was receivable from the Manager.

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services. For the year ended December 31, 2013 (and for the period from July 12, 2013, to December 31, 2013, for the Target 2060
    Fund), the Funds recorded a capital contribution and a receivable from SAS for adjustments related to corrections to shareholder transactions, as shown below (in thousands):

                           TARGET        TARGET        TARGET        TARGET        TARGET        TARGET
                           INCOME         2020          2030          2040          2050          2060
-------------------------------------------------------------------------------------------------------
Receivable from SAS           -*           $1             -*           $2             -             -

*Represents less than $500.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At December 31, 2013, USAA and its affiliates owned 500,000 Shares, of the Target 2060, which represents 46.1% of the Fund.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    portion of the underlying USAA Funds' net assets. At December 31, 2013, the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

                           TARGET        TARGET        TARGET        TARGET        TARGET        TARGET
AFFILIATED USAA FUND       INCOME         2020          2030          2040          2050          2060
-------------------------------------------------------------------------------------------------------
Aggressive Growth           0.4%           1.0%          2.5%          3.2%         1.6%            -%*
Emerging Markets            1.0            2.8           6.8           8.4          4.7           0.1
Flexible Income             9.4           14.7          19.7          17.1          7.8           0.1
Growth                      0.4            1.1           2.8           3.3          1.9             -*
High Income                 0.9            1.7           2.4           1.3          0.2             -
Income                      0.9            1.4           1.7           0.9          0.1             -
Income Stock                0.6            1.6           4.0           4.9          2.7           0.1
Intermediate-Term Bond      2.0            3.4           4.1           2.3          0.2             -
International               1.0            2.7           6.5           8.0          4.5           0.1
Precious Metals
  and Minerals              0.2            0.5           1.2           1.6          1.0             -*
Real Return                 4.0            6.2           8.9           7.8          3.7           0.1
S&P 500 Index               0.2            0.6           1.4           1.7          0.9             -*
Short-Term Bond             2.3            2.1           0.7           0.1            -             -
Small Cap Stock             0.8            2.1           5.5           6.8          3.8           0.1
Total Return Strategy       3.1            6.1          11.7          12.9          8.1           0.1
Ultra Short-Term Bond       3.3            2.5           1.2           1.3          0.6             -*
Value                       1.0            2.5           6.3           8.3          4.2           0.1

* Represents less than 0.1%.

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA Funds as of December 31, 2013 (in thousands):

TARGET INCOME:

                         PURCHASE        SALES       DIVIDEND         REALIZED                MARKET VALUE
AFFILIATED USAA FUND      COST(a)      PROCEEDS       INCOME       GAIN (LOSS)(b)      12/31/2012     12/31/2013
----------------------------------------------------------------------------------------------------------------
Aggressive Growth         $   423       $ 6,535       $ 101           $ 1,086            $ 8,911        $ 4,446
Emerging Markets            5,278         3,362          96              (356)             9,899         11,870
Flexible Income            12,518             -         231                 -                  -         12,516
Growth                         52         4,336          52             1,263              8,899          6,982
High Income                20,713           750         554                (3)                 -         19,786
Income                      6,538        53,811       2,410               351             88,895         38,665
Income Stock                6,581         1,864         246                42              8,863         16,222
Intermediate-Term Bond      5,816        13,250       2,829               (98)            67,504         58,008
International               6,666         3,842         327               118             27,035         34,660
Precious Metals
  and Minerals              3,208         6,577           7            (5,482)            10,156          1,487
Real Return                 9,983             -         300                 -              6,685         16,407
S&P 500 Index                 170         2,422         170               413              8,895          9,083
Short-Term Bond            19,940         8,500       1,612              (116)            67,459         78,120
Small Cap Stock             1,924         1,009           -                38              8,837         12,122
Total Return Strategy       5,823             -          24                 -                  -          5,898
Ultra Short-Term Bond      18,132             -          86                 -                  -         18,174
Value                         350         2,650          99               654              8,919          9,196

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

TARGET 2020:

                         PURCHASE        SALES       DIVIDEND         REALIZED                MARKET VALUE
AFFILIATED USAA FUND      COST(a)      PROCEEDS       INCOME       GAIN (LOSS)(b)      12/31/2012     12/31/2013
----------------------------------------------------------------------------------------------------------------
Aggressive Growth         $ 1,071       $14,788       $  275          $ 2,593           $ 21,598       $ 12,134
Emerging Markets           11,405         3,722          258             (666)            24,027         32,006
Flexible Income            19,568             -          360                -                  -         19,617
Growth                        135         9,606          135            2,978             21,551         18,113
High Income                 6,143         2,900        2,196              (39)            33,443         36,746
Income                      4,168        44,184        3,263              318            107,178         63,446
Income Stock               13,816             -          608                -             21,538         41,887
Intermediate-Term Bond     26,088         4,950        4,202             (211)            82,023        100,044
International              15,817         1,558          847               45             65,181         91,583
Precious Metals
  and Minerals                 22         4,200           22           (4,422)            16,876          4,821
Real Return                14,782             -          464                -             11,153         25,479
S&P 500 Index                 929         4,172          429              708             21,559         24,441
Short-Term Bond             7,384        17,650        1,682             (142)            81,856         70,718
Small Cap Stock             6,559         2,518            -              126             21,039         30,820
Total Return Strategy      11,447             -           47                -                  -         11,629
Ultra Short-Term Bond      13,449             -           63                -                  -         13,479
Value                         931         4,524          263            1,087             21,673         24,473

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030:

                         PURCHASE        SALES       DIVIDEND         REALIZED                MARKET VALUE
AFFILIATED USAA FUND      COST(a)      PROCEEDS       INCOME       GAIN (LOSS)(b)      12/31/2012     12/31/2013
----------------------------------------------------------------------------------------------------------------
Aggressive Growth         $ 2,746       $32,750       $  704          $ 5,109           $ 50,800       $ 31,105
Emerging Markets           23,601         2,000          627             (392)            56,614         78,861
Flexible Income            26,288             -          462                -                  -         26,382
Growth                        839        20,994          339            6,037             50,742         45,410
High Income                 4,140         5,750        3,210               93             52,669         51,260
Income                      6,971        29,500        3,529              363            100,716         74,263
Income Stock               37,709             -        1,462                -             50,618        103,798
Intermediate-Term Bond     45,919         1,000        4,657              (40)            78,948        120,179
International              38,784           597        2,049                8            153,902        221,082
Precious Metals
  and Minerals                402         3,000           49           (3,212)            26,708         10,785
Real Return                19,682             -          626                -             17,565         36,586
S&P 500 Index               1,047         5,500        1,047              706             50,713         60,941
Short-Term Bond             2,787        56,915        1,264             (488)            78,875         23,917
Small Cap Stock            16,879         2,000            -              118             50,305         79,032
Total Return Strategy      21,862             -           86                -                  -         22,255
Ultra Short-Term Bond       6,286             -           32                -                  -          6,299
Value                       2,333         7,250          658            1,563             50,935         61,285

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

TARGET 2040:

                         PURCHASE        SALES       DIVIDEND         REALIZED                MARKET VALUE
AFFILIATED USAA FUND      COST(a)      PROCEEDS       INCOME       GAIN (LOSS)(b)      12/31/2012     12/31/2013
----------------------------------------------------------------------------------------------------------------
Aggressive Growth         $ 3,633       $41,500       $  932           $5,968           $ 64,731       $ 40,145
Emerging Markets           26,770         2,250          773             (430)            72,152         97,067
Flexible Income            22,831             -          414                -                  -         22,918
Growth                        666        28,486          416            7,888             64,661         55,242
High Income                 3,739        28,250        2,606            1,840             51,829         27,720
Income                      7,249         4,708        1,630             (141)            39,076         39,920
Income Stock               43,795             -        1,800                -             64,473        127,716
Intermediate-Term Bond     36,636         1,750        2,502              (78)            33,629         66,355
International              38,234             -        2,514                -            196,922        271,602
Precious Metals
  and Minerals              2,368           250           66             (225)            26,330         14,510
Real Return                16,402           750          586              (22)            17,275         32,321
S&P 500 Index               1,552        10,250        1,302            1,497             64,621         74,303
Short-Term Bond             1,115        32,500          455             (306)            33,571          1,798
Small Cap Stock            19,043         2,250            -              109             63,936         98,138
Total Return Strategy      24,177             -           89                -                  -         24,606
Ultra Short-Term Bond       6,888             -           34                -                  -          6,904
Value                       3,039         7,500          857            1,541             64,794         79,857

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2050:

                         PURCHASE        SALES       DIVIDEND         REALIZED                MARKET VALUE
AFFILIATED USAA FUND      COST(a)      PROCEEDS       INCOME       GAIN (LOSS)(b)      12/31/2012     12/31/2013
----------------------------------------------------------------------------------------------------------------
Aggressive Growth         $ 1,838       $20,200       $  462           $2,836            $32,422       $ 20,417
Emerging Markets           22,781         5,250          433             (630)            36,314         53,946
Flexible Income            10,485             -          191                -                  -         10,487
Growth                        830        11,765          231            3,067             32,359         30,960
High Income                   786         9,000          495              138             11,874          3,811
Income                        887         6,584          319             (173)            10,926          4,849
Income Stock               27,948             -        1,004                -             32,351         70,753
Intermediate-Term Bond      9,515        12,850          560             (364)            10,681          6,731
International              31,938           750        1,399               22             99,961        151,050
Precious Metals
  and Minerals              3,488           300           38             (278)            12,007          8,540
Real Return                 7,692             -          283                -              7,920         15,316
S&P 500 Index               1,879         3,401          675              446             32,400         40,398
Short-Term Bond               462        11,021          129              (74)            10,655              -
Small Cap Stock            15,205         2,000            -              224             32,141         54,305
Total Return Strategy      15,249             -           60                -                  -         15,490
Ultra Short-Term Bond       3,527             -           19                -                  -          3,533
Value                       1,598         3,000          439              598             32,456         40,881

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

TARGET 2060:*

                         PURCHASE        SALES       DIVIDEND         REALIZED                MARKET VALUE
AFFILIATED USAA FUND      COST(a)      PROCEEDS       INCOME       GAIN (LOSS)(b)      12/31/2012     12/31/2013
----------------------------------------------------------------------------------------------------------------
Aggressive Growth         $  428          $-            $10              $-                $-           $  443
Emerging Markets           1,202           -              9               -                 -            1,240
Flexible Income              160           -              3               -                 -              159
Growth                       604           -              5               -                 -              671
Income Stock               1,543           -             12               -                 -            1,608
International              3,303           -             30               -                 -            3,518
Precious Metals
  and Minerals               181           -              1               -                 -              161
Real Return                  246           -              2               -                 -              245
S&P 500 Index                829           -              6               -                 -              898
Small Cap Stock            1,098           -              -               -                 -            1,129
Total Return Strategy        242           -              1               -                 -              245
Ultra Short-Term Bond         80           -              -               -                 -               80
Value                        855           -              9               -                 -              900

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
 *  Fund commenced operations on July 12, 2013.

================================================================================

62  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                      ---------------------------------------------------------------------------
                                          2013             2012             2011             2010            2009
                                      ---------------------------------------------------------------------------
Net asset value at
 beginning of period                  $  11.50         $  10.83         $  10.98         $  10.17         $  8.44
                                      ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                     .32              .32              .35              .35             .34
 Net realized and unrealized
  gain (loss)                              .31              .70             (.14)             .82            1.74
                                      ---------------------------------------------------------------------------
Total from investment operations           .63             1.02              .21             1.17            2.08
                                      ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                    (.25)            (.32)            (.35)            (.35)           (.34)
 Realized capital gains                   (.04)            (.03)            (.01)            (.01)           (.01)
                                      ---------------------------------------------------------------------------
Total distributions                       (.29)            (.35)            (.36)            (.36)           (.35)
                                      ---------------------------------------------------------------------------
Net asset value at end of period      $  11.84         $  11.50         $  10.83         $  10.98         $ 10.17
                                      ===========================================================================
Total return (%)*                         5.58             9.49             1.97            11.65           25.04
Net assets at end of period (000)     $359,488         $335,019         $257,347         $189,383         $90,849
Ratios to average net assets:**(a)
 Expenses (%)(b)                           .05              .06(c)           .04(c)             -               -
 Expenses, excluding
  reimbursements (%)(b)                    .05              .06              .07              .12             .32
 Net investment income (%)                2.71             2.93             3.28             3.61            4.44
Portfolio turnover (%)                      31                9               11               22              25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $351,146,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------------------
                                          2013             2012             2011             2010             2009
                                      ----------------------------------------------------------------------------
Net asset value at
 beginning of period                  $  12.00         $  11.12         $  11.43         $  10.38         $   8.35
                                      ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                     .33              .34              .34              .31              .27
 Net realized and unrealized
  gain (loss)                              .77              .91             (.28)            1.06             2.08
                                      ----------------------------------------------------------------------------
Total from investment operations          1.10             1.25              .06             1.37             2.35
                                      ----------------------------------------------------------------------------
Less distributions from:
 Net investment income                    (.34)            (.33)            (.34)            (.31)            (.27)
 Realized capital gains                   (.13)            (.04)            (.03)            (.01)            (.05)
                                      ----------------------------------------------------------------------------
Total distributions                       (.47)            (.37)            (.37)            (.32)            (.32)
                                      ----------------------------------------------------------------------------
Net asset value at end of period      $  12.63         $  12.00         $  11.12         $  11.43         $  10.38
                                      ============================================================================
Total return (%)*                         9.16            11.26              .52            13.28            28.12
Net assets at end of period (000)     $632,564         $558,821         $463,660         $362,934         $179,660
Ratios to average net assets:**(a)
 Expenses (%)(b)                           .04              .04(c)           .03(c)             -                -
 Expenses, excluding
  reimbursements (%)(b)                    .04              .04              .05              .08              .18
 Net investment income (%)                2.73             2.90             3.16             3.56             4.40
Portfolio turnover (%)                      20               12               17               17               34

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $596,528,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

64  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------------------
                                            2013           2012             2011             2010             2009
                                      ----------------------------------------------------------------------------
Net asset value at
 beginning of period                  $    12.03       $  10.93         $  11.37         $  10.10         $   7.85
                                      ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                       .30            .29              .28              .26              .23
 Net realized and unrealized
  gain (loss)                               1.35           1.15             (.41)            1.29             2.26
                                      ----------------------------------------------------------------------------
Total from investment operations            1.65           1.44             (.13)            1.55             2.49
                                      ----------------------------------------------------------------------------
Less distributions from:
 Net investment income                      (.30)          (.29)            (.28)            (.26)            (.23)
 Realized capital gains                     (.25)          (.05)            (.03)            (.02)            (.01)
                                      ----------------------------------------------------------------------------
Total distributions                         (.55)          (.34)            (.31)            (.28)            (.24)
                                      ----------------------------------------------------------------------------
Net asset value at end of period      $    13.13       $  12.03         $  10.93         $  11.37         $  10.10
                                      ============================================================================
Total return (%)*                          13.71          13.16            (1.16)           15.34            31.68
Net assets at end of period (000)     $1,074,149       $884,192         $705,298         $528,152         $256,236
Ratios to average net assets:**(a)
 Expenses (%)(b)                             .03            .04(c)           .03(c)             -                -
 Expenses, excluding
  reimbursements (%)(b)                      .03            .04              .04              .07              .14
 Net investment income (%)                  2.43           2.55             2.68             3.03             3.96
Portfolio turnover (%)                        17             20               16               21               23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $979,515,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                      ----------------------------------------------------------------------------
                                            2013           2012             2011             2010             2009
                                      ----------------------------------------------------------------------------
Net asset value at
 beginning of period                  $    11.59       $  10.38         $  11.01         $   9.60         $   7.37
                                      ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                       .25            .22              .19              .18              .16
 Net realized and unrealized
  gain (loss)                               1.75           1.25             (.60)            1.41             2.25
                                      ----------------------------------------------------------------------------
Total from investment operations            2.00           1.47             (.41)            1.59             2.41
                                      ----------------------------------------------------------------------------
Less distributions from:
 Net investment income                      (.25)          (.22)            (.19)            (.18)            (.16)
 Realized capital gains                     (.35)          (.04)            (.03)               -             (.02)
                                      ----------------------------------------------------------------------------
Total distributions                         (.60)          (.26)            (.22)            (.18)            (.18)
                                      ----------------------------------------------------------------------------
Net asset value at end of period      $    12.99       $  11.59         $  10.38         $  11.01         $   9.60
                                      ============================================================================
Total return (%)*                          17.37          14.22            (3.75)           16.60            32.71
Net assets at end of period (000)     $1,101,663       $872,183         $682,057         $501,653         $234,213
Ratios to average net assets:**(a)
 Expenses (%)(b)                             .03            .04(c)           .03(c)             -                -
 Expenses, excluding
  reimbursements (%)(b)                      .03            .04              .05              .07              .15
 Net investment income (%)                  2.09           2.06             1.92             2.23             2.98
Portfolio turnover (%)                        17             18               14               21               16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $987,195,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

66  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                      ---------------------------------------------------------------------------
                                          2013             2012             2011             2010            2009
                                      ---------------------------------------------------------------------------
Net asset value at
 beginning of period                  $  11.25         $   9.96         $  10.65         $   9.21         $  7.07
                                      ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                     .21              .15              .10              .10             .09
 Net realized and unrealized
  gain (loss)                             1.90             1.34             (.66)            1.44            2.16
                                      ---------------------------------------------------------------------------
Total from investment operations          2.11             1.49             (.56)            1.54            2.25
                                      ---------------------------------------------------------------------------
Less distributions from:
 Net investment income                    (.21)            (.15)            (.10)            (.10)           (.09)
 Realized capital gains                   (.29)            (.05)            (.03)               -            (.02)
                                      ---------------------------------------------------------------------------
Total distributions                       (.50)            (.20)            (.13)            (.10)           (.11)
                                      ---------------------------------------------------------------------------
Net asset value at end of period      $  12.86         $  11.25         $   9.96         $  10.65          $ 9.21
                                      ===========================================================================
Total return (%)*                        18.81            14.97            (5.27)           16.70           31.84
Net assets at end of period (000)     $541,452         $400,958         $297,470         $203,734         $88,453
Ratios to average net assets:**(a)
 Expenses (%)(b)                           .05              .05(c)           .04(c)             -               -
 Expenses, excluding
  reimbursements (%)(b)                    .05              .06              .08              .13             .33
 Net investment income (%)                1.83             1.45             1.10             1.29            1.66
Portfolio turnover (%)                      19               17               14               22              23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2013, average net assets were $472,633,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2060

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             PERIOD ENDED
                                                             DECEMBER 31,
                                                             -------------
                                                                   2013***
                                                             -------------
Net asset value at beginning of period                          $ 10.00
                                                                -------
Income from investment operations:
 Net investment income                                              .18(d)
 Net realized and unrealized gain                                   .79(d)
                                                                -------
Total from investment operations                                    .97(d)
                                                                -------
Less distributions from:
Net investment income                                              (.12)
                                                                -------
Net asset value at end of period                                $ 10.85
                                                                =======
Total return (%)*                                                  9.69
Net assets at end of period (000)                               $11,777
Ratios to average net assets:**(a)
 Expenses (%)(b)                                                    .10(c)
 Expenses, excluding reimbursements (%)(b)                         1.72(c)
 Net investment income (%)                                         3.36(c)
Portfolio turnover (%)                                                0

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended December 31, 2013, average net assets were $7,867,000. *** Fund commenced operations on July 12, 2013.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Calculated using average shares. For the period ended December 31, 2013, average shares were 690,000.

================================================================================

68  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

December 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2013, through December 31, 2013 for Target Income, Target 2020, Target 2030, Target 2040, and Target 2050; and the period of July 12, 2013, through December 31, 2013, for Target 2060.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated July 12, 2013, the Funds had acquired fund fees and expenses ratios of 0.62% for Target Income, 0.68% for Target 2020, 0.75% for Target 2030, 0.80% for Target 2040, and 0.82% for Target 2050. Acquired fund fees and expenses are not included in Target 2060's annualized expense ratio used to calculate the expenses paid in the table below.

================================================================================

70  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                    ACTUAL EXPENSES
                                         BEGINNING             ENDING            PAID DURING PERIOD**
                                       ACCOUNT VALUE        ACCOUNT VALUE          JULY 1, 2013*** -
                                        JULY 1, 2013      DECEMBER 31, 2013        DECEMBER 31, 2013
                                       --------------------------------------------------------------
TARGET INCOME
Actual                                   $1,000.00            $1,058.00                  $0.26
Hypothetical*                             1,000.00             1,024.95                   0.26

TARGET 2020
Actual                                    1,000.00             1,077.20                   0.21
Hypothetical*                             1,000.00             1,025.00                   0.20

TARGET 2030
Actual                                    1,000.00             1,105.00                   0.16
Hypothetical*                             1,000.00             1,025.05                   0.15

TARGET 2040
Actual                                    1,000.00             1,125.10                   0.16
Hypothetical*                             1,000.00             1,025.05                   0.15

TARGET 2050
Actual                                    1,000.00             1,135.70                   0.27
Hypothetical*                             1,000.00             1,024.95                   0.26

TARGET 2060
Actual                                    1,000.00             1,096.90                   0.50
Hypothetical*                             1,000.00             1,023.22                   0.48

  * 5% return per year before expenses
 ** Actual expenses equal each Fund's annualized expense ratio of 0.05% for Target Income, 0.04% for Target 2020, 0.03% for Target 2030, 0.03% for Target 2040, 0.05% for Target 2050, 0.10% for Target 2060, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 184 days/365 days (to reflect the one-half year period) or 173/365 for Target 2060 (to reflect the current period beginning with the Fund's inception date). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of July 1, 2013, through December 31, 2013 (and for the period from July 12, 2013 through December 31, 2013 for the Target 2060 Fund). These total returns equaled 5.80%, 7.72%, 10.50%, 12.51%, 13.57%, and 9.69% for the Target Income, Target 2020, Target 2030, Target 2040, Target 2050, and Target 2060 Funds, respectively.
*** Target 2060 Fund commenced operations on July 12, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  71

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 52 individual funds. Unless otherwise indicated, the business address of each P.O. Box 659450, San Antonio, TX 78265-9430.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

72  | USAA TARGET RETIREMENT FUNDS

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: June 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 16 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

JEFFERSON C. BOYCE(3, 4, 5, 6)
Trustee
Born: September 1957
Year of Election or Appointment: 2013

Senior Managing Director, New York Life Investments, LLC (1992-2012). Mr. Boyce brings to the Board experience in financial investment management, and, in particular, institutional and retail mutual funds, variable annuity products, broker dealers, and retirement programs, including experience in organizational development, marketing, product development, and money management. Mr. Boyce is a board member of Westhab Inc., and Friends of Teboho, Inc.

PAUL L. McNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member in 9/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as one year as a Board Member of the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

================================================================================

74  | USAA TARGET RETIREMENT FUNDS

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Senior Associate Dean of Degree programs at Jesse H. Jones Graduate School of Business at Rice University (7/31-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present); Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over five years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 13 years' experience as a Board member of the USAA family of funds. Mr. Reimherr is a member of the advisory board for Texas Star & Nut Company. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee
    (3) Member of Audit Committee
    (4) Member of Pricing and Investment Committee
    (5) Member of Corporate Governance Committee
    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (7) Dr. Ostdiek was designated as an Audit Committee Financial Expert by the Funds' Board in November 2008.
    (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

76  | USAA TARGET RETIREMENT FUNDS

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, Chief Investment Officer, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

JAMES G. WHETZEL
Secretary
Born: February 1978
Year of Appointment: 2013

Assistant Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/13-present); Executive Director and General Counsel, FASG, USAA (10/12-10/13); Secretary and Director, IMCO (6/13-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Assistant Secretary, USAA family of funds (4/10-6/13); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Secretary of AMCO, SAS, and ICorp.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

DANIEL J. MAVICO
Assistant Secretary
Born: June 1977
Year of Appointment: 2013

Executive Director, Lead Securities Attorney, Financial Advice & Solutions Group
(FASG) General Counsel, USAA (04/13-present); Attorney, FASG General Counsel, USAA (04/10-04/13); Associate, Goodwin Procter LLP (02/09-04/10); Associate, Morrison & Foerster LLP (07/07-02/09). Mr. Mavico also serves as Assistant Secretary of IMCO, AMCO, SAS, and FAI.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

JAMES K. DE VRIES
Assistant Treasurer
Born: April 1969
Year of Appointment: 2013

Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).

================================================================================

78  | USAA TARGET RETIREMENT FUNDS

================================================================================

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12). Ms. Higby also serves as the Funds' anti-money laundering compliance officer.

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  79

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select "Investments,"
AT USAA.COM                            then "Mutual Funds"

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   88214-0214                                (C)2014, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 25, 2013, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 52 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2013 and 2012 were $419,620 and $360,045, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2013 and 2012 were $78,650 and $65,860, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for December 31, 2013 and 2012 were $406,468 and $387,250, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee:
August 31, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

Approved and adopted by the Investment Code of Ethics Committee:
August 23, 2013

Approved and adopted by the Board of Trustees of USAA Mutual Fund Trust:
September 25, 2013

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.
(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary


Date:     2/24/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     2/24/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     2/24/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.